Revenue Recognition (Tables) - Rigetti Computing, Inc [Member]	3 Months Ended
Mar. 31, 2022
Disaggregation of Revenue [Line Items]
Summary of Disaggregation of Revenue
The following tables depict the disaggregation of revenue according to the type of good or service and timing of transfer of goods or services:

	Three Months Ended March 31,
	2022	2021
Type of Goods or Service	(In thousands)
Collaborative research and other professional services	$1,515	$1,603
Access to quantum computing systems	589	757

Quantum computing components	$2,104	$2,360

Timing of Revenue Recognition
Revenue recognized at a point in time	$—	$—
Revenue recognized over time	2,104	2,360

	$2,104	$2,360

Summary of Contract with Customer, Contract Asset, Contract Liability, and Receivable
Selected condensed consolidated balance sheet line items that reflect accounts receivable, contract assets and liabilities as of March 31, 2022 and December 31, 2021 were as follows:

	March 31, 2022	December 31, 2021
	(In thousands)
Trade receivables	$1,147	$961
Unbilled receivables	$114	$581
Deferred revenue	$(519)	$(985)

Summary of Change in Contract with Customer, Asset and Liability
Changes in deferred revenue from contracts with customers were as follows:

March 31, 2022
(In thousands)
Balance at beginning of period	$(985)
Deferral of revenue	(92)
Recognition of deferred revenue	558

Balance at end of period	$(519)